UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

Commission File Number: 811-08614

(check one):   [  ] Form 10-K and
Form 10-KSB       [  ] Form 10-Q and
Form   10-QSB
              [  ] Form 20-F       [  ]
Form 11-K      [  ] Form N-SAR
              [x ] Form N-CSR


For Period Ended: October 31, 2003

[ ] Transition Report on Form 10-K
            [ ] Transition Report on Form
20-F

[ ]  Transition Report on Form 11-K
            [ ] Transition Report on Form
10-Q

[ ]  Transition Report on Form N-SAR
             [ ] Transition Report on Form
N-CSR


For the Transition Period Ended:

 If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I - REGISTRANT
INFORMATION

Brandes Investment Trust
Full Name of Registrant

-------------------------
Former Name if Applicable

11988 El Camino Real, Suite 500
Address of Principal Executive Office
(Street and Number)

San Diego, CA 92130
City, State and Zip Code
PART 11 - RULES 12b-25(b) and (c)
if the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.
(Check box if appropriate)

[x ]  (a) The reasons described in
reasonable detail in Part III of this
form could not be eliminated without
unreasonable effort,or expense;

[ ]  (b) The subject annual report,
semi-annual report, transition report
on Form 10-K, Form 20-F, 11-K, Form
N-SAR, Form N-CSR, or portion
thereof, will be filed on or before the
fifteenth calendar day following the
prescribed due date; or the


subject quarterly report of transition
report on Form IO-Q, or portion thereof
will be filed on or before the fifth
calendar day following the prescribed
due date; and [ ]

(c) The accountant's statement or
other exhibit required by rule 12b-
25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the
reasons why the Form 10-K and Form
10-KSB, 11-K, 20-F, IO-Q and Form
IO-QSB, N-SAR, or other transition
report or portion thereof, could not be
filed within the prescribed period.

Additional time is needed to evaluate
rules and requirements pertaining to
annual N-CSR filing.



PART IV - OTHER INFORMATION

(1)   Name and telephone number of
person to contact in regard to this
notification

Joy Ausili
(626) 914-7385
(Name)                      (Area Code)
(Telephone Number)

(2)  Have all other periodic reports
required under section 13 or 15(d) of
the Securities Exchange Act of 1934
or Section 30 of  the Investment
Company Act of 1940 during the
preceding 12 months (or for such
shorter period that the registrant was
required to file such reports), been
filed. If answer is no, identify report(s).

     [x ] YES     [ ] NO
(3)  Is it anticipated that any
significant change in results of
operations from the corresponding
period for the last fiscal year will be
reflected by the earnings statement to
be included in the subject report or
portion thereof?

    [ ] YES      [x ] NO

If so, attach an explanation of the
anticipated change, both narratively,
and, if appropriate, state the reasons
why a reasonable estimate of the
results cannot be made.

Brandes Investment Trust
 (Name of Registrant as Specified in
Charter)

has caused this notification to be
signed on its behalf by the
undersigned hereunto duly authorized.


                  Date:01/09/04       By:
              /s/ JOY
              AUSILI